Condensed Consolidated Statement of Financial Position of Immatics N.V. - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	€ 265,125	€ 132,994
Other financial assets	59,253	12,123
Accounts receivable	961	682
Other current assets	10,686	6,408
Total current assets	336,025	152,207
Non-current assets
Property, plant and equipment	11,271	10,506
Intangible assets	1,309	1,315
Right-of-use assets	15,016	9,982
Other non-current assets	4,678	636
Total non-current assets	32,274	22,439
Total assets	368,299	174,646
Current liabilities
Provisions	2,858	51
Accounts payable	13,284	11,624
Deferred revenue	78,394	50,402
Other financial liabilities	14,116	27,859
Lease liabilities	2,429	2,711
Other current liabilities	2,913	2,501
Total current liabilities	113,994	95,148
Non-current liabilities
Deferred revenue	115,321	48,225
Lease liabilities	13,984	7,142
Other non-current liabilities	59	68
Total non-current liabilities	129,364	55,435
Shareholders' equity
Share capital	653	629
Share premium	593,026	565,192
Accumulated deficit	(466,131)	(537,813)
Other reserves	(2,607)	(3,945)
Total shareholders' equity	124,941	24,063
Total liabilities and shareholders' equity	€ 368,299	€ 174,646